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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                                ------------------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, Inc.
Address:  200 Clarendon Street, 56th Floor
          Boston, MA 02116

Form 13F File Number:  28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Alber
Title:  Chief Financial Officer
Phone:  617.574.6735

Signature, Place, and Date of Signing:

/s/ Thomas P. Alber        Boston, MA                 2/14/11
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:  $   660,381
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              TA Associates, Inc.

                          Form 13F Information Table

                               December 31, 2010

     Column 1:         Column 2:     Column 3:  Column 4:   Column 5:       Column 6:  Column 7:       Column 8:
  Name of Issuer     Title of Class    CUSIP      Value     Shares or       Investment   Other      Voting Authority
                                                (x$1000)  Principal Amount  Discretion  Manager     Sole    Shared None
AboveNet Inc........     Common     00374N 10 7 $ 73,253   1,253,038   SH      Sole               1,253,038
Cardtronics Inc.....     Common     14161H 10 8 $ 38,371   2,167,869   SH      Sole               2,167,869
Intralinks Holdings.
Inc.................     Common     46118H 10 4 $299,966  16,032,412   SH      Sole              16,032,412
MetroPCS............
Communications Inc..     Common     591708 10 2 $248,791  19,698,426   SH      Sole              19,698,426
 COLUMN TOTALS......                            $660,381